Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net sales:
Total net sales	$ 6,583	$ 5,809	$ 5,379
Cost of sales and operating expenses:
Total cost of sales and operating expenses	6,060	5,260	4,882
Gross income	523	549	497
Selling, general and administrative expenses	314	309	267
Operating income	209	240	230
Other income (expense):
Interest expense	(44)	(29)	(29)
Interest income	11	15	15
Interest income from affiliates	3	22	24
Income (loss) from affiliates	(44)	(7)	81
Other investment income (loss), net	(152)	177	69
Foreign currency gains, net	4	14	2
Miscellaneous, net	(3)	(5)	(8)
Total other income (loss), net	(225)	187	154
Earnings (loss) before income taxes	(16)	427	384
Income tax expense	(1)	(181)	(70)
Net earnings (loss)	(17)	246	314
Less: Net loss (income) attributable to noncontrolling interests		1	(2)
Net earnings (loss) attributable to Seaboard	$ (17)	$ 247	$ 312
Earnings (loss) per common share	$ (14.61)	$ 211.01	$ 266.50
Other comprehensive income (loss), net of income tax benefit (expense) of $(2), $3, and $12:
Foreign currency translation adjustment	$ (53)	$ (6)	$ (26)
Unrealized gain on investments		5	1
Unrecognized pension cost	3	(4)	(1)
Other comprehensive loss, net of tax	(50)	(5)	(26)
Comprehensive income (loss)	(67)	241	288
Less: Comprehensive loss (income) attributable to noncontrolling interests	1	1	(2)
Comprehensive income (loss) attributable to Seaboard	$ (66)	$ 242	$ 286
Average number of shares outstanding (in shares)	1,170,501	1,170,550	1,170,550
Dividends declared per common share (in dollars per share)	$ 6.00	$ 6.00
Products
Net sales:
Total net sales	$ 5,334	$ 4,693	$ 4,334
Cost of sales and operating expenses:
Total cost of sales and operating expenses	4,990	4,298	3,992
Services
Net sales:
Total net sales	1,116	1,009	961
Cost of sales and operating expenses:
Total cost of sales and operating expenses	971	879	822
Other
Net sales:
Total net sales	133	107	84
Cost of sales and operating expenses:
Total cost of sales and operating expenses	$ 99	$ 83	$ 68